The Annual Tariff Adjustment	12 Months Ended
Dec. 31, 2017
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The Annual Tariff Adjustment
34.	THE ANNUAL TARIFF ADJUSTMENT

On May 23, 2017 Aneel approved the Annual Tariff Adjustment for Cemig D. It resulted in an average decrease in tariffs of 10.66%, in effect May 28, 2017, through May 27, 2018.

The average negative affect of 10.66% arises from the following factors:

•	Adjustment of the cost items of Portions A and B, contributing 1.29% to the average effect.

•	Inclusion of the financial components calculated in the current tariff adjustment for offsetting in the subsequent 12 months, resulting in a reduction of 4.68%.

•	Removal of the financial components established in the 2016 tariff adjustment process, which remained in effect up to the date of the adjustment being processed, contributing 7.28% reduction.